Intangible and EIP Receivable (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 1,888	$ 1,888
Additions	3,130
Disposals	(1,888)
Balance at end of year	3,130	1,888
EIP Receivable [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	2,656	2,517
Initial recognition	564
Collections	(171)	(82)
Gain (Loss) on re-measurement	(166)	221
Balance at end of year	2,883	2,656
Less current portion	(350)	(644)
Non-current portion	$ 2,533	$ 2,012